As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 – March 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
March 31, 2018
 (Unaudited)

Managed by Steinberg Asset Management, LLC

STEINBERG SELECT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 94.4%
Consumer Discretionary - 22.9%
1,715	Charter Communications, Inc., Class A (a)	$533,742
68,160	Entercom Communications Corp., Class A	657,744
28,935	Liberty Global PLC, Class C (a)	880,492
39,497	Liberty Latin America, Ltd., Class C (a)	753,998
9,090	LKQ Corp. (a)	344,965
14,510	ServiceMaster Global Holdings, Inc. (a)	737,834
20,000	TEGNA, Inc.	227,800
2,700	The Madison Square Garden Co.,
	Class A (a)	663,660
5,075	Visteon Corp. (a)	559,468
		5,359,703
Energy - 15.3%
33,160	Golar LNG Partners LP	567,368
79,498	Golar LNG, Ltd.	2,175,065
70,540	Navigator Holdings, Ltd. (a)	828,845
		3,571,278
Financial - 6.5%
9,728	Arch Capital Group, Ltd. (a)	832,620
265	Markel Corp. (a)	310,116
16,350	Sterling Bancorp	368,692
		1,511,428
Health Care - 23.6%
4,605	Abbott Laboratories	275,932
5,059	Allergan PLC	851,379
74,140	Brookdale Senior Living, Inc. (a)	497,479
64,850	Capital Senior Living Corp. (a)	697,138
8,270	HCA Healthcare, Inc.	802,190
9,004	IQVIA Holdings, Inc. (a)	883,382
4,541	Laboratory Corp. of America Holdings (a)	734,507
3,715	Thermo Fisher Scientific, Inc.	766,999
		5,509,006
Industrials - 8.1%
24,275	AECOM (a)	864,918
2,860	FedEx Corp.	686,715
3,320	XPO Logistics, Inc. (a)	338,009
		1,889,642
Information Technology - 18.0%
460	Alphabet, Inc., Class C (a)	474,623
68,375	Flex, Ltd. (a)	1,116,564
19,230	NCR Corp. (a)	606,130
12,830	Oracle Corp.	586,972
21,785	ViaSat, Inc. (a)	1,431,710
		4,215,999
Total Common Stock (Cost $19,550,354)		22,057,056
Investments, at value - 94.4% (Cost $19,550,354)		$22,057,056
Other Assets & Liabilities, Net - 5.6%		1,315,278
Net Assets - 100.0%		$23,372,334

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's inputs as of March 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,057,056
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$22,057,056

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

See Notes to Financial Statements.

STEINBERG SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018

ASSETS
Investments, at value (Cost $19,550,354)	$22,057,056
Cash	1,301,140
Receivables:
Dividends and interest	8,560
From investment adviser	7,603
Prepaid expenses	14,617
Total Assets	23,388,976

LIABILITIES
Accrued Liabilities:
Trustees’ fees and expenses	120
Fund services fees	4,221
Other expenses	12,301
Total Liabilities	16,642

NET ASSETS	$23,372,334

COMPONENTS OF NET ASSETS
Paid-in capital	$18,550,388
Distributions in excess of net investment income	(63,494)
Accumulated net realized gain	2,378,717
Net unrealized appreciation	2,506,723
NET ASSETS	$23,372,334

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,388,464

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (see note 1) (based on net assets of $23,372,334)	$9.79

See Notes to Financial Statements.

STEINBERG SELECT FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018

INVESTMENT INCOME
Dividend income	$40,626
Interest income	3,761
Total Investment Income	44,387

EXPENSES
Investment adviser fees	136,649
Fund services fees	79,118
Transfer agent fees:
Institutional Shares	314
Custodian fees	2,392
Registration fees:
Institutional Shares	15,772
Professional fees	17,706
Trustees' fees and expenses	3,223
Other expenses	10,562
Total Expenses	265,736
Fees waived	(157,855)
Net Expenses	107,881

NET INVESTMENT LOSS	(63,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	3,520,543
Net change in unrealized appreciation (depreciation) on:
Investments	(3,258,902)
Foreign currency translations	(21)
Net change in unrealized appreciation (depreciation)	(3,258,923)
NET REALIZED AND UNREALIZED GAIN	261,620
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$198,126

See Notes to Financial Statements.

STEINBERG SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017
OPERATIONS
Net investment loss	$(63,494)	$(114,072)
Net realized gain	3,520,543	1,289,926
Net change in unrealized appreciation (depreciation)	(3,258,923)	2,512,823
Increase in Net Assets Resulting from Operations	198,126	3,688,677

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	–	(177,792)
Net realized gain:
Institutional Shares	(1,741,656)	(247,728)
Total Distributions to Shareholders	(1,741,656)	(425,520)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	458,406	458,602
Reinvestment of distributions:
Institutional Shares	533,952	303,993
Redemption of shares:
Institutional Shares	(12,581,473)	(10,716,567)
Decrease in Net Assets from Capital Share Transactions	(11,589,115)	(9,953,972)
Decrease in Net Assets	(13,132,645)	(6,690,815)

NET ASSETS
Beginning of Period	36,504,979	43,195,794
End of Period (Including line (a))	$23,372,334	$36,504,979

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	44,468	47,159
Reinvestment of distributions:
Institutional Shares	52,814	32,138
Redemption of shares:
Institutional Shares	(1,246,682)	(1,084,341)
Decrease in Shares	(1,149,400)	(1,005,044)

(a) Distributions in excess of net investment income	$(63,494)	$–

See Notes to Financial Statements.

STEINBERG SELECT FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended March 31, 2018		For the Years Ended September 30,			October 1, 2013 (a) Through September 30, 2014
			2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.32		$9.51	$9.05	$11.08	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.02)		(0.03)	0.05	0.02	0.06
Net realized and unrealized gain (loss)	(0.02	)(c)	0.94	0.52	(1.12)	1.15
Total from Investment Operations	(0.04)		0.91	0.57	(1.10)	1.21

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.04)	(0.03)	(0.05)	(0.02)
Net realized gain	(0.49)		(0.06)	(0.08)	(0.88)	(0.11)
Total Distributions to Shareholders	(0.49)		(0.10)	(0.11)	(0.93)	(0.13)
NET ASSET VALUE, End of Period	$9.79		$10.32	$9.51	$9.05	$11.08
TOTAL RETURN	(0.51	)%(d)	9.62%	6.49%	(10.43)%	12.26	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$23,372		$36,505	$43,196	$50,566	$59,620
Ratios to Average Net Assets:
Net investment income (loss)	(0.44	)%(e)	(0.29)%	0.54%	0.23%	0.59	%(e)
Net expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(e)
Gross expenses (f)	1.85	%(e)	1.65%	1.54%	1.39%	1.54	%(e)
PORTFOLIO TURNOVER RATE	17	%(d)	32%	35%	46%	44	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)
Per share amount does not accord with the amount reported in the statement of operations due to the timing of the Fund share sales and the amount per share realized and unrealized gains and losses at such time.

(d)	Not annualized.
(e)	Annualized
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2018

Note 1. Organization

The Steinberg Select Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on October 1, 2013, and July 17, 2014, respectively. As of March 31, 2018, the Investor Shares class had no shares outstanding. The Fund seeks long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2018

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of March 31, 2018, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of March 31, 2018, the Fund had $1,051,140 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2018

Note 4. Fees and Expenses

Investment Adviser – Steinberg Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – Through December 31, 2017, the Trust paid each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman), and the Audit Committee Chairman and Vice Chairman received an additional $6,000 annually. Effective January 1, 2018, each independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.75% for Institutional Shares, through at least January 31, 2019. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2018, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$115,658	$7,603	$34,594	$157,855

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2018, $845,216 is subject to recapture by the Adviser.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended March 31, 2018 were $4,473,992 and $16,819,530 respectively.

STEINBERG SELECT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2018

Note 7. Line of Credit

The Fund has a committed $1,250,000 unsecured line of credit agreement with MUFG Union Bank, N.A. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. During the period ended March 31, 2018, the Fund had no outstanding balances pursuant to this line of credit.

Note 8. Federal Income Tax

As of March 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net appreciation were as follows:

Gross Unrealized Appreciation	$3,957,072
Gross Unrealized Depreciation	(1,450,370)
Net Unrealized Appreciation	$2,506,702

As of September 30, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$168,638
Undistributed Long-Term Gain	972,075
Unrealized Appreciation	5,224,763
Total	$6,365,476

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

STEINBERG SELECT FUND
ADDITIONAL INFORMATION
MARCH 31, 2018

Shareholder Proxy Vote

At a special meeting of shareholders for all the Funds in the Trust, held on December 8, 2017, shares were voted as follows on the proposals presented to shareholders:

Matter	For	Against	Abstain
To elect David Tucker to the Board of Trustees of the Trust.	108,303,928.779	1,542,957.994	0
To elect Jennifer Brown-Strabley to the Board of Trustees of the Trust.	108,183,952.495	1,662,934.278	0
To elect Mark D. Moyer to the Board of Trustees of the Trust.	108,142,412.946	1,704,473.827	0
To elect Jessica Chase to the Board of Trustees of the Trust.	107,632,924.803	2,213,961.970	0
To elect Stacey E. Hong to the Board of Trustees of the Trust.	105,777,266.997	4,069,619.776	0

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 330-7085 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 330-7085 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

STEINBERG SELECT FUND
ADDITIONAL INFORMATION
MARCH 31, 2018

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$994.93	$3.73	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

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STEINBERG SELECT FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
 (855) 330-7085 (toll free)

INVESTMENT ADVISER
Steinberg Asset Management, LLC
12 East 49th Street, Suite 1202
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
 P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
 Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

216-SAR-0318

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 21, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 21, 2018